Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Borrowing costs Abstract [Abstract]
Schedule of Disclosure of Detailed Information About Borrowings

(in millions)	December 31, 2025	December 31, 2024
Current:
Term loans and other	$86	$753
Non-current:
Term loans and other	1,065	1,053
Total	$1,151	$1,806
Movements in interest bearing borrowings for the years ended December 31, 2025 and 2024 were as follows:

(in millions)	December 31, 2025	December 31, 2024
Opening balance	$1,806	$2,372
New loans and borrowings	20	31
Repayments	(757)	(575)
Other	82	(22)
Ending balance	$1,151	$1,806
The following table summarizes term loan facilities. The below arrangements are all considered to be secured.

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	2025 Carrying Amount	2024 Carrying Amount
USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	$—	$586
2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	24	—
Various	EUR, USD	Various			2026-2032	62	167
Current total						86	753

2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	1,023	974
Various	EUR, USD	Various			2032	42	79
Non-current total						1,065	1,053
Total						$1,151	$1,806
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

(in millions)	December 31, 2025	December 31, 2024
Revolving Credit Facility	$1,011	$1,012
Uncommitted Credit Facilities(1)	105	102
Total	$1,116	$1,114
(1) Credit facility made available to the Company, but the lender is not obligated to loan funds.